CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net cash generated from investing activities	¥ (53,067)	$ (8,156)	¥ (42,544)	¥ (38,233)
Net cash used in financing activities	129,001	19,827	(80,209)	98
Net increase in cash and cash equivalents	415,983	63,935	122,563	127,963
Cash and cash equivalents at beginning of year	639,999	98,366	517,436	389,473
Cash and cash equivalents at end of year	1,055,982	162,301	639,999	517,436
Parent Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net cash generated from investing activities	571,808	87,885	426,016	0
Net cash used in financing activities	(571,808)	(87,885)	(426,016)	0
Net increase in cash and cash equivalents	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0
Cash and cash equivalents at end of year	¥ 0	$ 0	¥ 0	¥ 0